Fair Value Composition of Investment Portfolio by Major Security Type (Detail) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value	$ 65,998.6	$ 53,548.3
Debt, fair value	6,431.3	5,717.9
Available-for-sale Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value	62,168.1	49,513.6
Available-for-sale Securities | Fixed maturities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value	60,378.2	46,651.9
Available-for-sale Securities | Fixed maturities | Debt Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value	50,272.2	36,572.7
Available-for-sale Securities | Fixed maturities | Debt Securities [Member] | U.S. government obligations
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value	36,869.4	25,167.4
Available-for-sale Securities | Fixed maturities | Debt Securities [Member] | State and local government obligations
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value	2,202.8	1,977.1
Available-for-sale Securities | Fixed maturities | Debt Securities [Member] | Foreign government obligations
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value	16.3	15.5
Available-for-sale Securities | Fixed maturities | Debt Securities [Member] | Corporate debt securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value	11,183.7	9,412.7
Available-for-sale Securities | Fixed maturities | Asset-backed Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value	9,932.3	9,894.9
Available-for-sale Securities | Fixed maturities | Asset-backed Securities | Residential mortgage-backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value	417.2	666.8
Available-for-sale Securities | Fixed maturities | Asset-backed Securities | Commercial mortgage-backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value	3,939.7	4,663.5
Available-for-sale Securities | Fixed maturities | Asset-backed Securities | Other asset-backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value	5,575.4	4,564.6
Available-for-sale Securities | Fixed maturities | Redeemable preferred stocks
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value	173.7	184.3
Available-for-sale Securities | Fixed maturities | Redeemable preferred stocks | Financials
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value	23.1	40.5
Available-for-sale Securities | Fixed maturities | Redeemable preferred stocks | Utilities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value	9.4	9.1
Available-for-sale Securities | Fixed maturities | Redeemable preferred stocks | Industrials
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value	141.2	134.7
Available-for-sale Securities | Short-term investments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value	1,789.9	2,861.7
Equity securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value	3,830.5	4,034.7
Equity securities | Nonredeemable preferred stocks
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value	902.1	1,213.2
Equity securities | Nonredeemable preferred stocks | Financials
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value	851.9	1,100.8
Equity securities | Nonredeemable preferred stocks | Utilities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value	35.4	71.2
Equity securities | Nonredeemable preferred stocks | Industrials
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value	14.8	41.2
Equity securities | Common equities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value	2,928.4	2,821.5
Equity securities | Common equities | Common Stocks, by Industry
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value	2,907.8	2,801.7
Equity securities | Common equities | Other risk investments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value	20.6	19.8
Fair Value, Inputs, Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value	41,511.7	30,799.7
Debt, fair value	0.0	0.0
Fair Value, Inputs, Level 1 | Available-for-sale Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value	38,626.4	27,977.3
Fair Value, Inputs, Level 1 | Available-for-sale Securities | Fixed maturities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value	36,869.4	25,176.6
Fair Value, Inputs, Level 1 | Available-for-sale Securities | Fixed maturities | Debt Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value	36,869.4	25,167.4
Fair Value, Inputs, Level 1 | Available-for-sale Securities | Fixed maturities | Debt Securities [Member] | U.S. government obligations
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value	36,869.4	25,167.4
Fair Value, Inputs, Level 1 | Available-for-sale Securities | Fixed maturities | Debt Securities [Member] | State and local government obligations
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value	0.0	0.0
Fair Value, Inputs, Level 1 | Available-for-sale Securities | Fixed maturities | Debt Securities [Member] | Foreign government obligations
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value	0.0	0.0
Fair Value, Inputs, Level 1 | Available-for-sale Securities | Fixed maturities | Debt Securities [Member] | Corporate debt securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value	0.0	0.0
Fair Value, Inputs, Level 1 | Available-for-sale Securities | Fixed maturities | Asset-backed Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value	0.0	0.0
Fair Value, Inputs, Level 1 | Available-for-sale Securities | Fixed maturities | Asset-backed Securities | Residential mortgage-backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value	0.0	0.0
Fair Value, Inputs, Level 1 | Available-for-sale Securities | Fixed maturities | Asset-backed Securities | Commercial mortgage-backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value	0.0	0.0
Fair Value, Inputs, Level 1 | Available-for-sale Securities | Fixed maturities | Asset-backed Securities | Other asset-backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value	0.0	0.0
Fair Value, Inputs, Level 1 | Available-for-sale Securities | Fixed maturities | Redeemable preferred stocks
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value	0.0	9.2
Fair Value, Inputs, Level 1 | Available-for-sale Securities | Fixed maturities | Redeemable preferred stocks | Financials
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value	0.0	0.0
Fair Value, Inputs, Level 1 | Available-for-sale Securities | Fixed maturities | Redeemable preferred stocks | Utilities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value	0.0	0.0
Fair Value, Inputs, Level 1 | Available-for-sale Securities | Fixed maturities | Redeemable preferred stocks | Industrials
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value	0.0	9.2
Fair Value, Inputs, Level 1 | Available-for-sale Securities | Short-term investments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value	1,757.0	2,800.7
Fair Value, Inputs, Level 1 | Equity securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value	2,885.3	2,822.4
Fair Value, Inputs, Level 1 | Equity securities | Nonredeemable preferred stocks
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value	0.0	39.0
Fair Value, Inputs, Level 1 | Equity securities | Nonredeemable preferred stocks | Financials
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value	0.0	39.0
Fair Value, Inputs, Level 1 | Equity securities | Nonredeemable preferred stocks | Utilities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value	0.0	0.0
Fair Value, Inputs, Level 1 | Equity securities | Nonredeemable preferred stocks | Industrials
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value	0.0	0.0
Fair Value, Inputs, Level 1 | Equity securities | Common equities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value	2,885.3	2,783.4
Fair Value, Inputs, Level 1 | Equity securities | Common equities | Common Stocks, by Industry
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value	2,885.3	2,783.4
Fair Value, Inputs, Level 1 | Equity securities | Common equities | Other risk investments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value	0.0	0.0
Fair Value, Inputs, Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value	24,376.8	22,626.7
Debt, fair value	6,431.3	5,717.9
Fair Value, Inputs, Level 2 | Available-for-sale Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value	23,538.7	21,536.3
Fair Value, Inputs, Level 2 | Available-for-sale Securities | Fixed maturities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value	23,505.8	21,475.3
Fair Value, Inputs, Level 2 | Available-for-sale Securities | Fixed maturities | Debt Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value	13,399.8	11,405.3
Fair Value, Inputs, Level 2 | Available-for-sale Securities | Fixed maturities | Debt Securities [Member] | U.S. government obligations
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value	0.0	0.0
Fair Value, Inputs, Level 2 | Available-for-sale Securities | Fixed maturities | Debt Securities [Member] | State and local government obligations
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value	2,202.8	1,977.1
Fair Value, Inputs, Level 2 | Available-for-sale Securities | Fixed maturities | Debt Securities [Member] | Foreign government obligations
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value	16.3	15.5
Fair Value, Inputs, Level 2 | Available-for-sale Securities | Fixed maturities | Debt Securities [Member] | Corporate debt securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value	11,180.7	9,412.7
Fair Value, Inputs, Level 2 | Available-for-sale Securities | Fixed maturities | Asset-backed Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value	9,932.3	9,894.9
Fair Value, Inputs, Level 2 | Available-for-sale Securities | Fixed maturities | Asset-backed Securities | Residential mortgage-backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value	417.2	666.8
Fair Value, Inputs, Level 2 | Available-for-sale Securities | Fixed maturities | Asset-backed Securities | Commercial mortgage-backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value	3,939.7	4,663.5
Fair Value, Inputs, Level 2 | Available-for-sale Securities | Fixed maturities | Asset-backed Securities | Other asset-backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value	5,575.4	4,564.6
Fair Value, Inputs, Level 2 | Available-for-sale Securities | Fixed maturities | Redeemable preferred stocks
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value	173.7	175.1
Fair Value, Inputs, Level 2 | Available-for-sale Securities | Fixed maturities | Redeemable preferred stocks | Financials
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value	23.1	40.5
Fair Value, Inputs, Level 2 | Available-for-sale Securities | Fixed maturities | Redeemable preferred stocks | Utilities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value	9.4	9.1
Fair Value, Inputs, Level 2 | Available-for-sale Securities | Fixed maturities | Redeemable preferred stocks | Industrials
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value	141.2	125.5
Fair Value, Inputs, Level 2 | Available-for-sale Securities | Short-term investments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value	32.9	61.0
Fair Value, Inputs, Level 2 | Equity securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value	838.1	1,090.4
Fair Value, Inputs, Level 2 | Equity securities | Nonredeemable preferred stocks
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value	838.1	1,090.4
Fair Value, Inputs, Level 2 | Equity securities | Nonredeemable preferred stocks | Financials
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value	802.7	994.4
Fair Value, Inputs, Level 2 | Equity securities | Nonredeemable preferred stocks | Utilities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value	35.4	71.2
Fair Value, Inputs, Level 2 | Equity securities | Nonredeemable preferred stocks | Industrials
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value	0.0	24.8
Fair Value, Inputs, Level 2 | Equity securities | Common equities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value	0.0	0.0
Fair Value, Inputs, Level 2 | Equity securities | Common equities | Common Stocks, by Industry
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value	0.0	0.0
Fair Value, Inputs, Level 2 | Equity securities | Common equities | Other risk investments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value	0.0	0.0
Fair Value, Inputs, Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value	110.1	121.9
Debt, fair value	0.0	0.0
Fair Value, Inputs, Level 3 | Fixed maturities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value		0.0
Fair Value, Inputs, Level 3 | Available-for-sale Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value	3.0	0.0
Fair Value, Inputs, Level 3 | Available-for-sale Securities | Fixed maturities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value	3.0	0.0
Fair Value, Inputs, Level 3 | Available-for-sale Securities | Fixed maturities | Debt Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value	3.0	0.0
Fair Value, Inputs, Level 3 | Available-for-sale Securities | Fixed maturities | Debt Securities [Member] | U.S. government obligations
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value	0.0	0.0
Fair Value, Inputs, Level 3 | Available-for-sale Securities | Fixed maturities | Debt Securities [Member] | State and local government obligations
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value	0.0	0.0
Fair Value, Inputs, Level 3 | Available-for-sale Securities | Fixed maturities | Debt Securities [Member] | Foreign government obligations
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value	0.0	0.0
Fair Value, Inputs, Level 3 | Available-for-sale Securities | Fixed maturities | Debt Securities [Member] | Corporate debt securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value	3.0	0.0
Fair Value, Inputs, Level 3 | Available-for-sale Securities | Fixed maturities | Asset-backed Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value	0.0	0.0
Fair Value, Inputs, Level 3 | Available-for-sale Securities | Fixed maturities | Asset-backed Securities | Residential mortgage-backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value	0.0	0.0
Fair Value, Inputs, Level 3 | Available-for-sale Securities | Fixed maturities | Asset-backed Securities | Commercial mortgage-backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value	0.0	0.0
Fair Value, Inputs, Level 3 | Available-for-sale Securities | Fixed maturities | Asset-backed Securities | Other asset-backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value	0.0	0.0
Fair Value, Inputs, Level 3 | Available-for-sale Securities | Fixed maturities | Redeemable preferred stocks
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value	0.0	0.0
Fair Value, Inputs, Level 3 | Available-for-sale Securities | Fixed maturities | Redeemable preferred stocks | Financials
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value	0.0	0.0
Fair Value, Inputs, Level 3 | Available-for-sale Securities | Fixed maturities | Redeemable preferred stocks | Utilities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value	0.0	0.0
Fair Value, Inputs, Level 3 | Available-for-sale Securities | Fixed maturities | Redeemable preferred stocks | Industrials
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value	0.0	0.0
Fair Value, Inputs, Level 3 | Available-for-sale Securities | Short-term investments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value	0.0	0.0
Fair Value, Inputs, Level 3 | Equity securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value	107.1	121.9
Fair Value, Inputs, Level 3 | Equity securities | Nonredeemable preferred stocks
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value	64.0	83.8
Fair Value, Inputs, Level 3 | Equity securities | Nonredeemable preferred stocks | Financials
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value	49.2	67.4
Fair Value, Inputs, Level 3 | Equity securities | Nonredeemable preferred stocks | Utilities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value	0.0	0.0
Fair Value, Inputs, Level 3 | Equity securities | Nonredeemable preferred stocks | Industrials
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value	14.8	16.4
Fair Value, Inputs, Level 3 | Equity securities | Common equities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value	43.1	38.1
Fair Value, Inputs, Level 3 | Equity securities | Common equities | Common Stocks, by Industry
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value	22.5	18.3
Fair Value, Inputs, Level 3 | Equity securities | Common equities | Other risk investments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value	20.6	19.8
Carrying (Reported) Amount, Fair Value Disclosure
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value	65,914.9	55,316.0
Carrying value	6,888.6	6,388.3
Carrying (Reported) Amount, Fair Value Disclosure | Available-for-sale Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value	64,231.8	53,125.7
Carrying (Reported) Amount, Fair Value Disclosure | Available-for-sale Securities | Fixed maturities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value	62,441.9	50,264.0
Carrying (Reported) Amount, Fair Value Disclosure | Available-for-sale Securities | Fixed maturities | Debt Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value	51,624.9	39,093.3
Carrying (Reported) Amount, Fair Value Disclosure | Available-for-sale Securities | Fixed maturities | Debt Securities [Member] | U.S. government obligations
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value	37,823.2	26,770.7
Carrying (Reported) Amount, Fair Value Disclosure | Available-for-sale Securities | Fixed maturities | Debt Securities [Member] | State and local government obligations
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value	2,338.4	2,180.0
Carrying (Reported) Amount, Fair Value Disclosure | Available-for-sale Securities | Fixed maturities | Debt Securities [Member] | Foreign government obligations
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value	17.3	16.8
Carrying (Reported) Amount, Fair Value Disclosure | Available-for-sale Securities | Fixed maturities | Debt Securities [Member] | Corporate debt securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value	11,446.0	10,125.8
Carrying (Reported) Amount, Fair Value Disclosure | Available-for-sale Securities | Fixed maturities | Asset-backed Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value	10,629.3	10,968.1
Carrying (Reported) Amount, Fair Value Disclosure | Available-for-sale Securities | Fixed maturities | Asset-backed Securities | Residential mortgage-backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value	426.9	696.1
Carrying (Reported) Amount, Fair Value Disclosure | Available-for-sale Securities | Fixed maturities | Asset-backed Securities | Commercial mortgage-backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value	4,535.2	5,446.0
Carrying (Reported) Amount, Fair Value Disclosure | Available-for-sale Securities | Fixed maturities | Asset-backed Securities | Other asset-backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value	5,667.2	4,826.0
Carrying (Reported) Amount, Fair Value Disclosure | Available-for-sale Securities | Fixed maturities | Redeemable preferred stocks
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value	187.7	202.6
Carrying (Reported) Amount, Fair Value Disclosure | Available-for-sale Securities | Fixed maturities | Redeemable preferred stocks | Financials
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value	24.5	43.6
Carrying (Reported) Amount, Fair Value Disclosure | Available-for-sale Securities | Fixed maturities | Redeemable preferred stocks | Utilities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value	10.4	10.5
Carrying (Reported) Amount, Fair Value Disclosure | Available-for-sale Securities | Fixed maturities | Redeemable preferred stocks | Industrials
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value	152.8	148.5
Carrying (Reported) Amount, Fair Value Disclosure | Available-for-sale Securities | Short-term investments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value	1,789.9	2,861.7
Carrying (Reported) Amount, Fair Value Disclosure | Equity securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value	1,683.1	2,190.3
Carrying (Reported) Amount, Fair Value Disclosure | Equity securities | Nonredeemable preferred stocks
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value	977.1	1,364.2
Carrying (Reported) Amount, Fair Value Disclosure | Equity securities | Nonredeemable preferred stocks | Financials
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value	922.1	1,244.2
Carrying (Reported) Amount, Fair Value Disclosure | Equity securities | Nonredeemable preferred stocks | Utilities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value	40.0	79.9
Carrying (Reported) Amount, Fair Value Disclosure | Equity securities | Nonredeemable preferred stocks | Industrials
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value	15.0	40.1
Carrying (Reported) Amount, Fair Value Disclosure | Equity securities | Common equities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value	706.0	826.1
Carrying (Reported) Amount, Fair Value Disclosure | Equity securities | Common equities | Common Stocks, by Industry
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value	685.4	806.3
Carrying (Reported) Amount, Fair Value Disclosure | Equity securities | Common equities | Other risk investments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value	$ 20.6	$ 19.8